UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Income (loss) before tax		$ 2.4	$ (224.0)
Adjustments for:
Finance income		(12.9)	(22.5)
Finance costs		11.3	10.3
Provision for inventory reserve		(4.5)	(4.9)
Depreciation of property, plant and equipment		6.4	4.6
Depreciation of right-of-use assets		20.9	6.3
Unrealized foreign currency exchange loss		6.6	165.2
Share-based compensation expense		36.7	34.6
Other, net	[1]	2.4	1.2
Cash flows provided by (used in) operations before changes in working capital		69.3	(29.2)
Decrease/(increase) in trade receivables		13.0	(20.3)
Increase in prepayments, other receivables and other assets		(95.3)	(84.4)
Increase in collaboration inventories		(5.3)	(6.0)
(Decrease)/increase in trade payables		(5.2)	36.0
Decrease in other payables and accruals	[2]	(74.8)	(18.9)
Decrease in contract liabilities		(10.4)	(18.5)
Other assets and liabilities, net	[3]	2.3	1.8
Interest income received		9.9	37.9
Income tax paid		(9.5)	(15.2)
Net cash used in operating activities		(106.0)	(116.8)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment		(15.0)	(11.2)
Prepayment to collaborator for collaboration assets		(31.5)	(21.7)
Purchase of time deposits		(597.0)	(4,150.0)
Proceeds from the maturity of time deposits		355.5	4,274.0
Net cash (used in)/provided by investing activities		(288.0)	91.1
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares, net		212.4	0.0
Repayment of debt		(41.7)	0.0
Proceeds from exercise of share options		0.3	1.7
Principal portion of lease payments		(4.5)	(2.0)
Net cash provided by/(used in) financing activities		166.5	(0.3)
Effect of foreign exchange rate changes on cash and cash equivalents		(1.5)	5.8
NET DECREASE IN CASH AND CASH EQUIVALENTS		(229.0)	(20.2)
Cash and cash equivalents at beginning of year		901.9	286.7
CASH AND CASH EQUIVALENTS AT END OF PERIOD		672.9	266.5
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances		964.6	967.6
Less: Pledged deposits		0.0	0.1
Time deposits		291.7	701.0
Cash and cash equivalents as stated in the statement of financial position		672.9	266.5
SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash repayment of debt		$ 129.2	$ 0.0

[1]
*Certain prior year amounts including loss on impairment, loss on disposal of PPE (Property, Plant, and Equipment), amortization of intangible assets, and deferred government grant have been grouped into the other, net line item for comparative purposes.

[2]	**Certain prior year amounts including interest on lease payments have been grouped into decrease in other payables and accruals.
[3]
***Certain prior year amounts including decrease/(increase) in other non-current assets, government grant received, increase/(decrease) in other non-current liabilities, and increase in pledged deposits, net have been grouped into the other assets and liabilities, net line item for comparative purposes.